Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details 1
Statutory federal income tax rate	34.00%	34.00%
Change in valuation allowance	(34.00%)	(34.00%)
Income tax provision (benefit)	0.00%	0.00%